Contingent Liabilities	12 Months Ended
Dec. 31, 2015
Contingent Liabilities

16. Contingent Liabilities

LEGAL PROCEEDINGS

Various claims, lawsuits and proceedings are pending or threatened against the Company or its subsidiaries, covering a range of matters that arise in the ordinary course of its business activities with respect to commercial, product liability and other matters. Litigation is subject to many uncertainties, and the outcome of any litigation cannot be assured. After discussions with counsel, and with the exception of losses resulting from the antitrust proceedings described below, it is the opinion of management that the various legal proceedings and investigations to which the Company currently is a party will not have a material adverse impact on the consolidated financial position of Autoliv, but the Company cannot provide assurance that Autoliv will not experience material litigation, product liability or other losses in the future.

In October 2014, one of the Company’s Brazilian subsidiaries received a notice of deficiency from the state tax authorities from the state of São Paulo, Brazil which, primarily, alleged violations of ICMS (VAT) payments and improper warehousing documentation. The aggregate assessment for all alleged violations was R$63 million (approximately $16.3 million), inclusive of fines, penalties and interest. The Company believes the full amount assessed is baseless and that it has reasonable legal and factual defenses to the assessment and, consequently, plans to defend its interests vigorously. However, the Company believes that a loss is probable with respect to at least a portion of the assessed amount and has accrued an amount that is not material to the Company’s results of operations for the period ended December 31, 2015. However, the Company cannot predict or estimate the duration or ultimate outcome of this matter.

In March 2015, the Company was informed of an investigation being conducted in Turkey by the Directorate of Kocaeli Customs Custody, Smuggling and Enquiry into the Company’s import and customs payment structure and the associated import taxes and fees for the period of 2006–2012. The Company cannot predict the duration, scope or ultimate outcome of this investigation and is unable to estimate the financial impact it may have, or predict the reporting periods in which any such financial impacts may be recorded. Consequently, the Company has made no provision for any expenses as of December 31, 2015 with respect to this investigation.

ANTITRUST MATTERS

Authorities in several jurisdictions are currently conducting broad, and in some cases, long-running investigations of suspected anti-competitive behavior among parts suppliers in the global automotive vehicle industry. These investigations include, but are not limited to, segments in which the Company operates. In addition to pending matters, authorities of other countries with significant light vehicle manufacturing or sales may initiate similar investigations. It is the Company’s policy to cooperate with governmental investigations.

On February 8, 2011, a Company subsidiary received a grand jury subpoena from the Antitrust Division of the U.S. Department of Justice (“DOJ”) related to its investigation of anti-competitive behavior among suppliers of occupant safety systems. On June 6, 2012, the Company entered into a plea agreement with the DOJ and subsequently pled guilty to two counts of antitrust law violations involving a Japanese subsidiary and paid a fine of $14.5 million. Also, since the Company’s plea agreement with the DOJ involved the actions of employees of a Japanese subsidiary of the Company, the Japan Fair Trade Commission is evaluating whether to initiate an investigation.

On June 7-9, 2011, representatives of the European Commission (“EC”), the European antitrust authority, visited two facilities of a Company subsidiary in Germany to gather information for a similar investigation. The investigation is still pending and the Company remains unable to estimate the financial impact such investigation will have or predict the reporting periods in which such financial impact may be recorded and has consequently not recorded a provision for loss as of December 31, 2015. However, management has concluded that it is probable that the Company’s operating results and cash flows will be materially adversely impacted for the reporting periods in which the EC investigation is resolved or becomes estimable.

In August 2014, the Competition Commission of South Africa (the “CCSA”) contacted the Company regarding an investigation into the Company’s sales of occupant safety systems in South Africa. The Company is cooperating with the CCSA. The Company cannot predict the duration, scope, or ultimate outcome of this investigation and is unable to estimate the loss or a range of loss, or predict the reporting periods in which any such loss may be recorded. Consequently, the Company has not recorded a provision for loss as of December 31, 2015 with respect to this investigation.

On July 6, 2015, the Company learned that the General Superintendence of the Administrative Council for Economic Defense (“CADE”) in Brazil had initiated an investigation of an alleged cartel involving sales in Brazil of seatbelts, airbags, and steering wheels by the Company’s Brazilian subsidiary and the Brazilian subsidiary of a competitor. The Company was not aware of this investigation prior to CADE’s announcement. The Company believes that a loss in the form of a civil penalty is probable with respect to this matter and accrued an amount that is not material to the Company’s results of operations to resolve this matter for the period ended December 31, 2015. However, the Company cannot predict or estimate the duration or ultimate outcome of this matter.

The Company is also subject to civil litigation alleging anti-competitive conduct in the U.S. and Canada. Plaintiffs in these civil antitrust class actions generally allege that the defendant suppliers of occupant safety systems have engaged in long-running global conspiracies to fix the prices of occupant safety systems or components thereof in violation of various antitrust laws and unfair or deceptive trade practice statutes. Plaintiffs in these civil antitrust class actions make allegations that extend significantly beyond the specific admissions of the Company’s DOJ plea. The Company denies these overly broad allegations. Plaintiffs in the U.S. cases sought to represent purported classes of direct purchasers, auto dealers, and end-payors (i.e., consumers) who purchased occupant safety systems or components either directly from a defendant or indirectly through purchases or leases of new vehicles containing such systems. Plaintiffs sought injunctive relief, treble damages, costs, and attorneys’ fees. Plaintiffs in the Canadian cases seek to represent purported classes encompassing direct and indirect purchasers of such products and seek similar relief under applicable Canadian laws.

Specifically, the Company, several of its subsidiaries and its competitors are defendants in a total of nineteen purported antitrust class action lawsuits filed between July 2012 and June 2015. Fifteen of these lawsuits were filed in the U.S. and have been consolidated in the Occupant Safety Systems (OSS) segment of the Automobile Parts Antitrust Litigation, a Multi-District Litigation (MDL) proceeding in the United States District Court for the Eastern District of Michigan.

On May 30, 2014, the Company, without admitting any liability, entered into separate settlement agreements with representatives of each of the three classes of plaintiffs in the MDL, not including the recent truck and equipment dealer class action described below, subject to final approval by the MDL court following notice to the settlement class, an opportunity to object to or opt-out of the settlement, and a fairness hearing. Pursuant to the settlement agreements, the Company agreed to pay $40 million to the direct purchaser settlement class, $6 million to the auto dealer settlement class, and $19 million to the end-payor settlement class, for a total of $65 million. This amount was expensed during the second quarter of 2014. In exchange, the plaintiffs agreed that the plaintiffs and the settlement classes would release Autoliv from all claims regarding their U.S. purchases that were or could have been asserted on behalf of the class in the MDL. In July 2014, the three settlements received preliminary court approval. Following notice to the direct purchaser settlement class and the receipt of opt-out notices from members of that class, the class settlement amount was by the terms of the settlement agreement reduced to approximately $35.5 million. Following a fairness hearing on December 3, 2014, the MDL court on January 7, 2015 entered an order granting final approval to the direct purchaser class settlement. Following notice to the auto dealer settlement class, to which there were no opt-outs or objections, and a final fairness hearing on November 18, 2015, the MDL court on December 7, 2015 entered an order granting final approval to the auto dealer class settlement. On January 13, 2016, the end-payor plaintiffs filed a motion for authorization to disseminate class notice of several end-payor settlement agreements, including their settlement agreement with the Company, which would begin the opt-out process. The three class settlements will not resolve any claims of settlement class members who opt-out of the settlements or the unasserted claims of any purchasers of occupant safety systems who are not otherwise included in a settlement class, such as states and municipalities.

In March 2015, Autoliv reached agreements regarding additional settlements to resolve certain direct purchasers’ global (including U.S.) or non-U.S. antitrust claims that were not covered by its U.S. direct purchaser settlement described above. The total amount of these additional settlements was $81 million. Autoliv expensed during the first quarter of 2015 approximately $77 million as a result of these additional settlements, net of existing amounts that had been accrued for in 2014. In entering into these agreements, Autoliv did not admit any liability and settled for the purpose of avoiding the uncertainty, risk, expense and distraction of potential litigation or other adversarial proceedings and in the interest of maintaining positive relationships with its customers.

In June 2015, a class action lawsuit was filed against the Company in the United States District Court for the Eastern District of Michigan by truck dealers seeking to represent a class of truck and equipment dealers that purchased occupant safety products manufactured by defendants or purchased trucks and equipment containing such products in the U.S. As in the other class actions, plaintiffs generally alleged that the Company and its competitors, who were also named as defendants, have engaged in long-running global conspiracies to fix the prices of the subject products in violation of antitrust laws and unfair or deceptive trade practice statues. This lawsuit was assigned to the MDL court and will be processed as part of the ongoing Automobile Parts Antitrust MDL. On January 12, 2016, the Company reached an agreement in principle to settle with the truck and equipment dealers class for a non-material amount. The settlement is subject to the negotiation and execution of a definitive agreement and court approval following notice to the settlement class.

The remaining four antitrust class action lawsuits are pending in Canada (Sheridan Chevrolet Cadillac Ltd. et al. v. Autoliv, Inc. et al., filed in the Ontario Superior Court of Justice on January 18, 2013; M. Serge Asselin v. Autoliv, Inc. et al., filed in the Superior Court of Quebec on March 14, 2013; Ewert v. Autoliv, Inc. et al., filed in the Supreme Court of British Columbia on July 18, 2013; and Cindy Retallick and Jagjeet Singh Rajput v. Autoliv ASP, Inc. et al., filed in the Queen’s Bench of the Judicial Center of Regina in the province of Saskatchewan on May 14, 2014). The Canadian cases assert claims on behalf of putative classes of both direct and indirect purchasers of occupant safety systems. The Company denies the overly broad allegations of these lawsuits and intends to defend itself in these cases. While it is probable that the Company will incur losses as a result of these Canadian antitrust cases, the duration or ultimate outcome of these cases currently cannot be predicted or estimated and no provision for a loss has been recorded as of December 31, 2015. There is currently no timeline for class certification or discovery in the Canadian occupant safety systems cases. These class actions have been stayed pending proceedings in certain earlier-filed auto parts cases.

PRODUCT WARRANTY, RECALLS AND INTELLECTUAL PROPERTY

Autoliv is exposed to various claims for damages and compensation if products fail to perform as expected. Such claims can be made, and result in costs and other losses to the Company, even where the product is eventually found to have functioned properly. Where a product (actually or allegedly) fails to perform as expected, the Company faces warranty and recall claims. Where such (actual or alleged) failure results, or is alleged to result, in bodily injury and/or property damage, the Company may also face product-liability claims. There can be no assurance that the Company will not experience material warranty, recall or product (or other) liability claims or losses in the future, or that the Company will not incur significant costs to defend against such claims. The Company may be required to participate in a recall involving its products. Each vehicle manufacturer has its own practices regarding product recalls and other product liability actions relating to its suppliers. As suppliers become more integrally involved in the vehicle design process and assume more of the vehicle assembly functions, vehicle manufacturers are increasingly looking to their suppliers for contribution when faced with recalls and product liability claims. Government safety regulators may also play a role in warranty and recall practices. A warranty, recall or product-liability claim brought against the Company in excess of its insurance may have a material adverse effect on the Company’s business. Vehicle manufacturers are also increasingly requiring their outside suppliers to guarantee or warrant their products and bear the costs of repair and replacement of such products under new vehicle warranties. A vehicle manufacturer may attempt to hold the Company responsible for some, or all, of the repair or replacement costs of products when the product supplied did not perform as represented by us or expected by the customer. Accordingly, the future costs of warranty claims by the customers may be material. However, the Company believes its established reserves are adequate. Autoliv’s warranty reserves are based upon the Company’s best estimates of amounts necessary to settle future and existing claims. The Company regularly evaluates the adequacy of these reserves, and adjusts them when appropriate. However, the final amounts determined to be due related to these matters could differ materially from the Company’s recorded estimates.

In addition, the global platforms and procedures used by vehicle manufacturers have led to quality performance evaluations being conducted on an increasingly global basis. Any one or more quality, warranty or other recall issue(s) (including those affecting few units and/or having a small financial impact) may cause a vehicle manufacturer to implement measures such as a temporary or prolonged suspension of new orders, which may have a material impact on the Company’s results of operations.

The Company believes that it is currently reasonably insured against recall and product liability risks, at levels sufficient to cover potential claims that are reasonably likely to arise in the Company’s businesses based on past experience. Autoliv cannot assure that the level of coverage will be sufficient to cover every possible claim that can arise in our businesses, now or in the future, or that such coverage always will be available should we, now or in the future, wish to extend, increase or otherwise adjust its insurance.

In its products, the Company utilizes technologies which may be subject to intellectual property rights of third parties. While the Company does seek to procure the necessary rights to utilize intellectual property rights associated with its products, it may fail to do so. Where the Company so fails, the Company may be exposed to material claims from the owners of such rights. Where the Company has sold products which infringe upon such rights, its customers may be entitled to be indemnified by the Company for the claims they suffer as a result thereof. Such claims could be material.